MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenues
	Year ended December 31,
	2022	2021	2020

USA	$342,293	$305,353	$207,496
Canada	93,377	84,467	72,492
Latin America	4,481	4,702	2,149
Australia	116,284	118,714	103,587
Asia	34,607	30,390	14,566
EMEA	63,320	60,836	45,201
Israel	36,444	39,430	40,921

	$690,806	$643,892	$486,412

Schedule of Long-Lived Assets
	December 31,
	2022	2021

USA	$149,173	$156,998
Canada	3,292	4,413
Australia	10,337	13,143
Asia	24,353	28,453
EMEA	8,488	7,626
Israel	126,564	174,796

	$322,207	$385,429